Summary of Material accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2023	Oct. 31, 2024	Oct. 31, 2023	May 31, 2023	Nov. 01, 2022
Significant Accounting Policies, Estimates and Judgments [Line Items]
Increase in Other components of equity		$ 8,498	$ 6,852
Pillar two model rules for international tax reform threshold minimum global tax				15.00%
Cumulative reduction in retained earnings net of tax		88,608	81,715
Non Usd Libor [Member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Non-derivative financial assets			29,500
Non-derivative financial liabilities			24,700
Derivative notional amount			2,154,300
Authorized and committed undrawn commitments			$ 40,000
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | Estimated retrospective adjustments [member] | IFRS 17 [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Cumulative reduction in retained earnings net of tax					$ 2,400
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | 2024 [member] | IFRS 17 [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Insurance contract liability cumulative impact of measurement					$ 1,800
Designated as FVTPL To Classified As FVTPL [member] | Financial assets at amortised cost, class [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	$ 2,000
Designated as FVTPL To Classified As FVTPL [member] | Financial assets at fair value [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	8,300
Designated As FVTPL To Classified As FVOCI [member] | Financial assets at amortised cost, class [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	300
Designated As FVTPL To Classified As FVOCI [member] | Financial assets at fair value [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	500
FVOCI To Classified As FVTPL [member] | Financial assets at fair value [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	1,700
FVTPL To Designated As FVOCI [member] | Financial assets at fair value [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Amount of reclassifications	$ 300
Increase (decrease) due to changes in accounting policy [member] | IFRS 17 [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Increase in Other components of equity		$ 656
Computer software [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Estimated useful lives of intangible assets		3 to 10 years
Customer relationships [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Estimated useful lives of intangible assets		7 to 20 years
Buildings [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment		25 to 50 years
Computer equipment [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment		3 to 10 years
Furniture Fixtures and Other Equipment [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment		5 to 10 years